Related party balances and transactions	12 Months Ended
Sep. 30, 2025
Related Party Transactions [Abstract]
Related party balances and transactions

Note 8 – Related party balances and transactions

Related party balances

Due to shareholders

Name of Related Party	Relationship	Nature of Transaction	September 30, 2025	September 30, 2024

Ke Chen	Principal shareholder, Chief Executive Officer and director of the Company	Shareholder loans	$70,846	$18,424
Ni Jiang	Principal shareholder, chairwoman of the Company	Shareholder loans	—	38,354
Total			$70,846	$56,778

The amounts due to the shareholders were unsecured, interest-free and repayable on demand.

Lease liabilities- related parties

Name of Related Party	Relationship	Nature of Transaction	September 30, 2025	September 30, 2024

Ke Chen	Principal shareholder, Chief Executive Officer and director of the Company	Lease	$36,790	$75,940
Hong Li	Immediate family of Ni Jiang	Lease	307,122	—
Total			$343,912	$75,940

Related party transactions

Loan guarantee provided by related parties

As of September 30, 2025, 2024 and 2023, Ke Chen and Jinshan Yao (one of the Company’s principal shareholders) provided guarantees for the Company’s bank loans for up to $1,337,066, $1,437,814 and $1,456,848, respectively, and for counter guarantee to Chengdu Small Enterprise Financing Guarantee Co., Ltd. in relation to the Company’s bank loans amounted to nil, $284,998 and$1,233,553, respectively.

As of September 30, 2025, 2024 and 2023, Ke Chen provided guarantees for the Company’s loans borrowed from an independent third party amounted to $100,335, nil and $67,960, respectively.

Pledges provided by related parties

As of September 30, 2025 and 2024, two real estate properties owned by Jinshan Yao and Ke Chen’s immediate family were pledged to Bank of Chengdu for the Company’s bank loans amounted to $561,877 and $569,995, respectively.

A store owned by Ke Chen was pledged to one of the Company’s major suppliers for a roll-over credit limit amounted to RMB1,000,000 (approximately $141,000) with a period of five years, expiring on March 16, 2026, that can be used during the Company’s purchase transaction. Additionally, a separate credit facility of RMB3,000,000 (approximately $421,000) has been granted by this major supplier for the Company’s purchase transaction as of September 30, 2025, with an expiring date on the 60th day following the approval of the credit facility. This credit facility was guaranteed by Ke Chen and Jinshan Yao.

Lease arrangements with related parties

On August 1, 2021, the Company entered into an operating lease agreement with Ke Chen to rent an office of 485.12 square meters for annual rent of $40,455 (RMB288,000). The lease term is five years which ends on July 31, 2026.

On April 20, 2023, the Company entered into a lease agreement with Ke Chen to rent an office of 73.84 square meters for an annual rent of approximately $3,371 (RMB24,000). The lease term is five years which ends on April 19, 2028.

On April 1, 2025, the Company entered into a lease agreement with Hong Li to rent an office of 1,013.43 square meters for an annual rent of approximately $112,745 (RMB802,632). The lease term is three years which ends on March 31, 2028.